Funds For Institutions Series
BlackRock Premier Government Institutional Fund
BlackRock Treasury Strategies Institutional Fund
BlackRock Select Treasury Strategies Institutional Fund
FFI Government Fund
FFI Treasury Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 30, 2016 to the
Statement of Additional Information of the Funds, dated August 26, 2016

The Funds’ Statement of Additional Information is amended as follows:

The list in the section entitled “Investment Advisory Arrangements — Additional Payments by BlackRock — C. Service Organizations Receiving Additional Payments” is deleted in its entirety and replaced with the following:

Access Control Advantage
AccuTech Systems Corporation
ADP Broker-Dealer, Inc.
AIG Advisor Group, Inc.
Allianz Life Financial Services, LLC
Allianz Life Insurance Company of New York
Allianz Life Insurance Company of North America
American Enterprise Investment Services, Inc.
American Fidelity Assurance Company
American Fidelity Securities, Inc.
American General Life Insurance Company
American United Life Insurance Company
Ameriprise Financial Services, Inc.
Annuity Investors Life Insurance Company
Aon Hewitt
Ascensus Broker Dealer Services, Inc.
Ascensus, Inc.
AssetMark Trust Company
AXA Advisors, LLC
AXA Equitable Life Insurance Company
Bank of America, N.A.
Bank of New York Mellon, The
Barclays Capital Inc.
BB&T Retirement & Institutional Services
Benefit Plans Administrative Services, Inc.
Benefit Trust Company
BlackRock Advisors, LLC
BMO Capital Markets Corp.
BMO Harris Bank
BNP Paribas Investment Partners UK Limited
BNY Mellon, N.A.
BOSC, Inc.
Broadridge Business Process Outsourcing, LLC
Brown Brothers Harriman & Co.
Capital One, N.A.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Group

Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Co., Inc.
Chicago Deferred Exchange Company LLC
Chicago Mercantile Exchange Inc.
CitiBank, National Association
Citigroup Global Markets, Inc.
Citizens Business Bank
CME Shareholder Servicing LLC
CMFG Life Insurance Company
Comerica Bank
Comerica Securities, Inc.
Commonfund Securities Inc.
Commonwealth Equity Services, Inc.
Companion Life Insurance Company
Computershare Trust Company
Credit Suisse First Boston
Credit Suisse Securities (USA) LLC
CSC Trust Company of Delaware
Delaware Life Insurance Company
Delaware Life Insurance Company of New York
Deutsche Bank AG
Deutsche Bank Securities Inc.
Deutsche Bank Trust Company Americas
Digital Retirement Solutions, Inc.
Edward D. Jones & Co., L.P.
Empire Fidelity Investments Life Insurance Company
ExpertPlan, Inc.
Federal Deposit Insurance Corporation
Fidelity Brokerage Services LLC
Fidelity Investments Institutional Operations
  Company, Inc.
Fidelity Investments Life Insurance Company
Fifth Third Securities, Inc.
First Allied Securities, Inc.
First Clearing, LLC
First Hawaiian Bank
First Mercantile Trust Company

First MetLife Investors Insurance Company
First Security Benefit Life Insurance and Annuity
  Company of New York
First Symetra National Life Insurance Company of
  New York
FIS Brokerage & Securities Services LLC
Forethought Life Insurance Company
FSC Securities Corporation
Genworth Life and Annuity Insurance Company
Genworth Life Insurance Company of New York
Girard Securities, Inc.
Global Atlantic Distributors, LLC
Goldman Sachs & Co.
Great-West Financial Retirement Plan Services, LLC
Great-West Life & Annuity Insurance Company
Great-West Life & Annuity Insurance Company of
  New York
Guardian Insurance & Annuity Company, Inc., The
GWFS Equities, Inc.
Hartford Life and Annuity Insurance Company
Hartford Life Insurance Company
Hartford Securities Distribution Company, Inc.
Hazeltree Fund Services, Inc.
Hightower Securities, Inc.
Hilltop Securities Inc.
HSBC Bank USA, N.A.
Huntington Investment Company, The
Institutional Cash Distributors, LLC
Integrity Life Insurance Company
INVEST Financial Corporation
Investment Centers of America, Inc.
Investors Capital Corporation
J.P. Morgan Clearing Corp.
J.P. Morgan Securities LLC
J.P. Turner & Company, LLC
Jefferies LLC
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of
  New York
John Hancock Life Insurance Company
John Hancock Life Insurance Company of New York
JPMorgan Chase Bank, N.A.
KeyBanc Capital Markets Inc.
KeyBank, N.A.
Ladenburg Thalmann Advisor Network LLC
Legend Equities Corporation
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Financial Securities Corporation
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Lincoln Retirement Services LLC
LPL Financial LLC
M&T Securities Inc.

Manufacturers and Traders Trust Company
Massachusetts Mutual Life Insurance Company
Members Life Insurance Company
Mercer HR Services, LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Metavante Corporation
MetLife Insurance Company USA
Metropolitan Life Insurance Company
Mid Atlantic Capital Corporation
Midland Life Insurance Company
Minnesota Life Insurance Company
Mizuho Securities USA Inc.
MML Distributors, LLC
MML Investors Services, LLC
Morgan Stanley & Co. LLC
Morgan Stanley Smith Barney LLC
MSI Financial Services, Inc.
MUFG Union Bank, National Association
My Treasury Limited
National Financial Services LLC
National Integrity Life Insurance Company
National Life Insurance Company
National Planning Corporation
National Planning Holdings, Inc.
Nationwide Financial Services, Inc.
Nationwide Fund Distributors LLC
Nationwide Retirement Solutions
NCB Federal Savings Bank
New England Pension Plan Systems, LLC
New York Life Insurance and Annuity Corporation
Newport Retirement Services, Inc.
Northbrook Bank & Trust Company
Northwestern Mutual Investment Services, LLC
NYLife Distributors LLC
Pacific Life & Annuity Company
Pacific Life Insurance Company
Pacific Select Distributors, Inc.
Park Avenue Securities LLC
Pershing LLC
PFPC Inc.
PFS Investments Inc.
Piper Jaffray & Co.
PNC Bank, National Association
PNC Capital Markets LLC
PNC Investments LLC
Primerica Shareholder Services, Inc.
Principal Life Insurance Company
Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
Prudential Annuities Distributors, Inc.
Prudential Insurance Company of America
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC

Reliance Trust Company
Reliastar Life Insurance Company
Reliastar Lire Life Insurance Company of New York
RiverSource Distributors, Inc.
RiverSource Life Insurance Co. of New York
RiverSource Life Insurance Company
Robert W Baird & Co Incorporated
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Retirement Solutions, Inc.
Security Benefit Life Insurance Company
Security Financial Resources, Inc.
Security Life of Denver Insurance Company
SEI Private Trust Company
SG Americas Securities, LLC
SI Trust Servicing
SII Investments, Inc.
Standard Insurance Company
State Farm VP Management Corp.
State Street Global Markets, LLC
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
SunTrust Bank
SunTrust Robinson Humphrey, Inc.
SVB Asset Management
Symetra Life Insurance Company
Syntal Capital Partners, LLC
T. Rowe Price Retirement Plan Services, Inc.
TD Ameritrade Clearing, Inc.
TD Ameritrade Trust Company
TD Ameritrade, Inc.
Teachers Insurance and Annuity Association
  of America
TIAA-CREF Tuition Financing, Inc.
Transamerica Advisors Life Insurance Company

Transamerica Financial Life Insurance Company
Treasury Brokerage
Trust Company of America
Trust Management Network
U.S. Bancorp Investments, Inc.
U.S. Bank, National Association
UBATCO & Co.
UBS AG
UBS Financial Services, Inc.
UBS Securities LLC
UMB Bank, National Association
United of Omaha Life Insurance Company
United States Life Insurance Company in the City of
  New York, The
VALIC Retirement Services Company
Vanguard Group, Inc., The
Vanguard Marketing Corporation
Voya Financial Advisors, Inc.
Voya Financial Partners, LLC
Voya Institutional Plan Services, LLC
Voya Insurance and Annuity Company
Voya Investments Distributor, LLC
Voya Retirement Insurance and Annuity Company
VSR Financial Services, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Bank, N.A.
Wells Fargo Investments, LLC
Wells Fargo Securities, LLC
Wilmington Trust Retirement and Institutional Services
Wilmington Trust, National Association
Woodbury Financial Services, Inc.
Xerox HR Solutions, LLC
ZB, National Association

Shareholders should retain this Supplement for future reference.

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